Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary and Statutory Prospectus Supplement dated July 7, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco U.S. Managed Volatility Fund
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information is added before the last sentence of the third paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus, and after the fifth sentence of the fourth paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:
In addition, the Adviser may seek to reduce exposure to certain downside risk by buying and selling exchange-traded equity index options in an effort to mitigate the Fund’s exposure to volatility that could adversely impact the Fund’s returns.
The following information replaces the last paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus, and replaces the seventh paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s exposure to derivative instruments such as futures and options contracts.

Invesco U.S. Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary and Statutory Prospectus Supplement dated July 7, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco U.S. Managed Volatility Fund
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information is added before the last sentence of the third paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus, and after the fifth sentence of the fourth paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:
In addition, the Adviser may seek to reduce exposure to certain downside risk by buying and selling exchange-traded equity index options in an effort to mitigate the Fund’s exposure to volatility that could adversely impact the Fund’s returns.
The following information replaces the last paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus, and replaces the seventh paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s exposure to derivative instruments such as futures and options contracts.